PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2022 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Banks (2.2%)
Bank of America	5.00%	09/17/2024	223,739	5,410,009
First Republic Bank	4.50%	12/31/2026	200,000	4,416,000

				9,826,009

Capital Markets (1.7%)
Morgan Stanley	4.25%	01/15/2027	240,000	5,162,400
The Charles Schwab Corp.	4.45%	06/01/2026	100,000	2,288,000

				7,450,400

Consumer Finance (0.4%)
Capital One Financial Company	5.00%	12/01/2024	50,000	1,153,500
Capital One Financial Company	4.63%	12/01/2025	22,285	483,139

				1,636,639

Equity Real Estate Investment Trusts (1.9%)
Digital Realty Trust Inc.	5.20%	10/10/2024	114,608	2,853,739
Public Storage [l]	3.88%	10/06/2025	40,000	819,200
Public Storage	4.00%	06/16/2026	140,549	2,879,849
Public Storage	4.10%	01/13/2027	70,000	1,453,900

				8,006,688
Total investment in preferred stocks (6.2%) (cost $29,550,248)				26,919,736

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.4%)
Sunrun Inc.	0.00%	02/01/2026	2,000,000	1,591,000

Total investment in convertible bonds (0.4%) (cost $1,650,763)				1,591,000

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (1.2%)
FedEx Corp.	4.25%	05/15/2030	2,500,000	2,624,965
FedEx Corp.	4.75%	11/15/2045	2,500,000	2,669,495

				5,294,460

Airlines (2.2%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	4,691,986	4,975,616
Southwest Airlines 07-1 Trust	6.15%	08/01/2022	147,523	148,474
Southwest Airlines Co.	5.13%	06/15/2027	4,000,000	4,282,360

				9,406,450

Auto Components (1.3%)
APTIV plc	4.35%	03/15/2029	3,000,000	3,087,096
APTIV plc	5.40%	03/15/2049	2,500,000	2,729,407

				5,816,503

Biotechnology (0.6%)
Gilead Sciences Inc.	4.80%	04/01/2044	2,500,000	2,750,971

Building Products (1.3%)
Masco Corp.	2.00%	10/01/2030	3,000,000	2,598,719
Masco Corp.	4.50%	05/15/2047	3,000,000	3,095,520

				5,694,239

Capital Markets (2.4%)
Morgan Stanley	2.51%	10/20/2032	2,000,000	1,802,827
MSCI Inc.	4.00%	11/15/2029	5,500,000	5,341,518
The Charles Schwab Corp.	4.63%	03/22/2030	3,000,000	3,262,204

				10,406,549

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Commercial Services & Supplies (1.2%)
Waste Management Inc.	3.15%	11/15/2027	3,500,000	3,512,283
Waste Management Inc.	1.50%	03/15/2031	2,000,000	1,721,507

				5,233,790

Consumer Finance (1.8%)
Capital One Financial Co.	2.62%	11/02/2032	4,000,000	3,602,389
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,609,759
Discover Financial Services	4.10%	02/09/2027	1,000,000	1,021,032

				8,233,180

Containers & Packaging (2.5%)
Ball Corp.	4.88%	03/15/2026	6,000,000	6,251,076
Sealed Air Corp.	4.00%	12/01/2027	4,482,000	4,369,950

				10,621,026

Diversified Telecom Services (0.5%)
Verizon Communications Inc.	4.02%	12/03/2029	2,000,000	2,078,475

Electronic Equipment Instruments (1.4%)
Trimble Inc.	4.90%	06/15/2028	6,000,000	6,224,535

Equity Real Estate Investment Trusts (7.2%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	3,750,000	3,278,120
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,975,360
American Tower Corp.	2.70%	04/15/2031	4,500,000	4,070,153
American Tower Corp.	2.95%	01/15/2051	2,250,000	1,772,901
Digital Realty Trust Inc.	3.60%	07/01/2029	3,000,000	2,986,749
Iron Mountain Inc.	5.25%	03/15/2028	4,000,000	3,941,320
Iron Mountain Inc.	4.88%	09/15/2029	1,500,000	1,427,805
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,024,103
Regency Centers LP	3.70%	06/15/2030	4,000,000	4,002,394
SBA Communications Corp.	3.88%	02/15/2027	5,500,000	5,356,890

				30,835,795

Food Products (1.7%)
McCormick & Co., Inc.	2.50%	04/15/2030	6,000,000	5,565,113
Mondelez International Inc.	1.50%	02/04/2031	2,000,000	1,706,421

				7,271,534

Health Care Equipment & Supplies (3.7%)
Becton, Dickinson and Co.	6.70%	08/01/2028	3,500,000	4,043,403
Becton, Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,612,365
Boston Scientific Corp.	4.70%	03/01/2049	495,000	550,775
Hologic Inc.	3.25%	02/15/2029	5,500,000	5,135,735
Teleflex Inc.	4.25%	06/01/2028	5,000,000	4,868,750

				16,211,028

Hotels Restaurants & Leisure (2.2%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,462,960
Hilton Domestic Operating Company Inc.	4.00%	05/01/2031	1,000,000	946,310
Starbucks Corp.	2.45%	06/15/2026	3,500,000	3,417,163
Starbucks Corp.	2.55%	11/15/2030	2,000,000	1,862,998

				9,689,431

Household Products (0.4%)
The Clorox Co.	1.80%	05/15/2030	2,050,000	1,799,969

Industrial Conglomerates (1.3%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,374,043
Roper Technologies Inc.	2.00%	06/30/2030	2,500,000	2,219,692

				5,593,735

Interactive Media & Services (0.6%)
Alphabet Inc.	1.10%	08/15/2030	3,000,000	2,623,887

Internet & Catalog Retail (1.3%)
Booking Holdings Inc.	4.63%	04/13/2030	5,000,000	5,423,571

IT Services (1.5%)
Fiserv Inc.	2.65%	06/01/2030	4,500,000	4,153,784
Fiserv Inc.	4.40%	07/01/2049	2,000,000	2,064,038

				6,217,822

Life Sciences Tools & Services (1.9%)
Agilent Technologies Inc.	2.75%	09/15/2029	5,250,000	5,007,183
Agilent Technologies Inc.	2.10%	06/04/2030	1,000,000	897,662
Danaher Corp.	3.35%	09/15/2025	2,000,000	2,014,146

				7,918,991

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Machinery (4.1%)
CNH Industrial Capital LLC	1.45%	07/15/2026	4,500,000	4,137,427
Cummins Inc.	4.88%	10/01/2043	2,500,000	2,784,567
Pentair Finance SA	4.50%	07/01/2029	5,000,000	5,217,060
Xylem Inc.	2.25%	01/30/2031	5,500,000	4,996,581

				17,135,635

Media (1.2%)
Comcast Corp.	4.25%	10/15/2030	5,000,000	5,318,159

Pharmaceuticals (1.0%)
Merck & Co. Inc.	3.40%	03/07/2029	4,000,000	4,091,124

Road & Rail (1.4%)
Kansas City Southern	2.88%	11/15/2029	4,000,000	3,845,399
Kansas City Southern	4.70%	05/01/2048	2,000,000	2,206,351

				6,051,750

Semiconductors & Semiconductor Equipment (3.2%)
Applied Materials Inc.	1.75%	06/01/2030	3,500,000	3,168,683
Micron Technology Inc.	2.70%	04/15/2032	5,000,000	4,526,550
Qorvo Inc.	4.38%	10/15/2029	1,000,000	1,000,335
Qorvo Inc.	3.38%	04/01/2031	5,500,000	5,032,280

				13,727,848

Software (3.2%)
Adobe Inc.	2.30%	02/01/2030	4,500,000	4,258,123
Autodesk Inc.	4.38%	06/15/2025	3,630,000	3,728,495
Autodesk Inc.	2.85%	01/15/2030	2,250,000	2,116,943
Cadence Design Systems Inc.	4.38%	10/15/2024	3,940,000	4,043,476

				14,147,037

Specialty Retail (2.5%)
Lowe’s Companies Inc.	4.50%	04/15/2030	5,000,000	5,351,047
O’Reilly Automotive Inc.	4.20%	04/01/2030	5,500,000	5,688,950

				11,039,997

Textiles, Apparel & Luxury Goods (2.7%)
Hanesbrands Inc.	4.88%	05/15/2026	6,000,000	6,045,000
VF Corp.	2.95%	04/23/2030	3,500,000	3,315,940
VF Corp.	6.00%	10/15/2033	2,000,000	2,303,537

				11,664,477

Transportation & Infrastructure (2.1%)
Avantor Funding Inc.	4.63%	07/15/2028	6,000,000	5,925,000
Burlington Northern Santa Fe Corp.	5.05%	03/01/2041	2,500,000	2,904,357

				8,829,357

Wireless Telecom Services (1.1%)
T-Mobile USA Inc.	2.25%	02/15/2026	5,000,000	4,724,188

Total investment in corporate bonds (60.7%) (cost $285,273,612)				262,075,513

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,941,343
European Investment Bank	1.63%	10/09/2029	2,000,000	1,883,980
European Investment Bank	0.75%	09/23/2030	2,000,000	1,747,082
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,073,557
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,608,897
International Finance Corp.	2.00%	10/24/2022	3,000,000	3,012,840
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,917,229

Total investment in supranational bonds (5.5%) (cost $24,143,047)				23,184,928

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	0.13%	05/31/2022	3,000,000	2,998,690
U.S. Treasury	0.13%	06/30/2022	2,000,000	1,997,812
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,009,375
U.S. Treasury	1.63%	11/15/2022	3,000,000	3,006,797
U.S. Treasury	1.38%	02/15/2023	5,000,000	4,991,406

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,015,156
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,033,516
U.S. Treasury	0.88%	01/31/2024	2,500,000	2,437,988
U.S. Treasury	2.50%	01/31/2024	2,000,000	2,007,891
U.S. Treasury	2.38%	02/29/2024	5,000,000	5,008,593
U.S. Treasury	2.13%	03/31/2024	5,000,000	4,982,226
U.S. Treasury	2.00%	05/31/2024	1,000,000	992,188
U.S. Treasury	1.75%	06/30/2024	2,000,000	1,972,500
U.S. Treasury	1.75%	07/31/2024	3,000,000	2,955,352
U.S. Treasury	1.25%	08/31/2024	2,000,000	1,944,844
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,983,711
U.S. Treasury	1.50%	11/30/2024	2,000,000	1,950,078
U.S. Treasury	1.38%	01/31/2025	1,500,000	1,455,234
U.S. Treasury	2.00%	02/15/2025	3,000,000	2,960,742
U.S. Treasury	0.50%	03/31/2025	1,000,000	943,047
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,859,922
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,972,930
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,849,063
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,010,078
U.S. Treasury	1.88%	07/31/2026	4,000,000	3,903,125
U.S. Treasury	2.00%	11/15/2026	3,000,000	2,938,359
U.S. Treasury	0.63%	03/31/2027	1,000,000	915,586
U.S. Treasury	1.88%	02/15/2032	2,000,000	1,920,937
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,291,719
U.S. Treasury	3.13%	11/15/2041	1,000,000	1,079,922
U.S. Treasury	2.75%	08/15/2042	1,000,000	1,018,242
U.S. Treasury	3.00%	05/15/2045	1,000,000	1,064,844
U.S. Treasury	2.75%	11/15/2047	1,500,000	1,557,129
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,184,766
U.S. Treasury	2.88%	05/15/2049	4,000,000	4,303,906
U.S. Treasury	2.25%	08/15/2049	3,500,000	3,330,058
U.S. Treasury	2.00%	02/15/2050	4,000,000	3,604,219
U.S. Treasury	1.25%	05/15/2050	4,500,000	3,363,047
U.S. Treasury	1.38%	08/15/2050	2,000,000	1,542,656
U.S. Treasury	1.63%	11/15/2050	2,000,000	1,642,187
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,185,560	1,256,115
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,342,020	1,539,837
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,445,720	2,758,696

Total investment in U.S. government treasury bonds (24.3%) (cost $106,672,068)				104,554,489

Total investment in long-term securities (97.1%) (cost $447,289,738)				418,325,666

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) a
Beneficial State Bank	0.30%	10/23/2022	250,000	244,329
Citizens Trust Bank	0.05%	10/06/2022	250,000	244,835

				489,164
Time Deposits (3.5%)
JPMorgan Chase, New York	0.15%	04/01/2022	15,156,677	15,156,677

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.7%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.15%			3,258,150

Total short-term securities (4.3%) (cost $18,903,991)				18,903,991

Total securities (101.4%) (cost $466,193,729)				437,229,657

Payable upon return of securities loaned (-0.7%)				(3,258,150)

Other assets and liabilities (-0.7%)				(2,907,301)

Total net assets (100.0%)				431,064,206

l	This security, or partial position of this security, was on loan at March 31, 2022. The total value of the securities on loan at March 31, 2022 was $3,189,970.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security